VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Vessels	Dec. 31, 2011 Vessels	Dec. 31, 2010
Components of vessels and equipment, net:
Net book value	$ 573,615,000	$ 1,203,003,000
Depreciation and amortization expense	85,524,000	70,286,000
Vessels and equipment
Components of vessels and equipment, net:
Cost	771,945,000	1,584,365,000
Accumulated depreciation and amortization	(198,330,000)	(381,362,000)
Number of owned shipping vessels	6	9
Depreciation and amortization expense	70,300,000	54,300,000	52,800,000
Drydocking
Components of vessels and equipment, net:
Cost	34,200,000	39,800,000
Accumulated depreciation and amortization	(12,900,000)	(12,100,000)
Office equipment
Components of vessels and equipment, net:
Cost	1,800,000	1,700,000
Vessels
Components of vessels and equipment, net:
Amounts pledged as collateral	$ 432,900,000	$ 1,188,000,000